BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2017
Qufan [Member]
Schedule of fair value of the consideration transferred at the acquisition date
Amount
RMB

Fair value of consideration transferred
Cash consideration	52,760
Contingent consideration	52,240
Total Consideration	105,000

Summary of the fair values of the assets acquired and liabilities assumed at the acquisition date
The Group obtained a third-party valuation of certain intangible assets.

	Amount	Amortization Years
	RMB

Cash	439
Mobile applications	60,200	5.0
Other receivables	37,863
Total identifiable assets acquired	98,502

Deferred tax liabilities	(15,050)
Other current liabilities	(10,281)
Total liabilities assumed	(25,331)

Net identifiable assets acquired	73,171
Noncontrolling interests	98,784
Total Consideration	105,000
Goodwill	130,613

Summary of unaudited pro forma information
The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	For the years ended December 31, (unaudited)
	2015	2016	2016
	RMB	RMB	US$

Pro forma total revenues	99,921	27,379	3,943
Pro forma net loss	(333,814)	(217,359)	(31,306)
Pro forma net loss attributable to 500.com Limited	(328,795)	(209,921)	(30,235)

Shenzhen Caiyu [Member]
Summary of the fair values of the assets acquired and liabilities assumed at the acquisition date
The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date.

Amount
RMB

Cash	700
Other receivables	635
Total identifiable assets acquired	1,335

Other current liabilities	(2,660)
Total liabilities assumed	(2,660)

Net identifiable liabilities acquired	(1,325)
Total Consideration	1,000
Goodwill	2,325

Multi Group [Member]
Summary of the fair values of the assets acquired and liabilities assumed at the acquisition date
The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date. The Group obtained a third-party valuation of certain intangible assets.  The calculation of RMB amount was based on the exchange rate of 1.00 EUR to 7.7514 RMB of the acquisition date on July 17, 2017.

	Amount	Amount	Amount	Amortization Years
	EUR	RMB	USD
License	19,400	150,377	23,113	10.0
Brand name	11,100	86,041	13,224	10.0
Software	900	6,976	1,072	5.0
Others	7,116	55,159	8,478
Total identifiable assets acquired	38,516	298,553	45,887

Deferred tax liabilities	(1,164)	(9,023)	(1,694)
Other current liabilities	(1,422)	(11,022)	(1,387)
Total liabilities assumed	(2,586)	(20,045)	(3,081)

Net identifiable assets acquired	35,930	278,508	42,805
Noncontrolling interests#	2,915	22,595	3,473
Total Consideration	49,754	385,662	59,275
Goodwill	16,739	129,749	19,943

Schedule of acquired intangible assets have weighted average economic lives	Acquired intangible assets have weighted average economic lives from the date of purchase as follows:
License	10.0 years
Brand name	10.0 years
Software	5.0 years

Summary of unaudited pro forma information
The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2016 and 2017, as if the acquisition had been completed on January 1, 2016. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results. The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	For the years ended December 31, (unaudited)
	2016	2016	2017	2017	2017
	EUR	RMB	EUR	RMB	USD

Pro forma total revenues	11,686	76,893	12,188	93,334	14,345
Pro forma net income (loss)	2,519	16,576	(1,614)	(12,360)	(1,900)
Pro forma net income (loss) attributable to 500.com Limited	2,343	15,416	(1,501)	(11,495)	(1,767)

Summary of Redeemable Noncontrolling Interest
The fair value of redeemable noncontrolling interest was initially recorded as the value assessed by the third-party on the acquisition day and is increased or decreased based on earnings or losses of the investments allocable to the noncontrolling interest. Accordingly, the carrying value of the noncontrolling interest as of December 31, 2017 is stated as follows:

	For the year ended December 31, 2017
	EUR	RMB	USD

Noncontrolling interest-valuation*	2,915	22,595	3,472
Total comprehensive income attributable to noncontrolling interest	(70)	(543)	(83)

Redeemable noncontrolling interest	2,845	22,052	3,389

*Noncontrolling interest in EUR was evaluated by third party appraiser as of the acquisition day. The calculation of RMB amount was based on the exchange rate of 1.00 EUR to 7.7514 RMB at the acquisition date.